CONSOLIDATED FINANCIAL STATEMENT DETAILS - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill	$ 158.8	$ 162.7
Kupol
Goodwill
Goodwill	$ 158.8	158.8
Other Operations
Goodwill
Goodwill		$ 3.9